PRUDENTIAL’S GIBRALTAR FUND, INC.
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Long-Term Investments — 98.6%
Common Stocks
Aerospace & Defense — 0.5%
Boeing Co. (The)*	4,985	$757,919
Automobiles — 3.0%
Tesla, Inc.*	19,149	5,009,953
Biotechnology — 1.8%
Vertex Pharmaceuticals, Inc.*	6,588	3,063,947
Broadline Retail — 7.9%
Amazon.com, Inc.*	61,724	11,501,033
MercadoLibre, Inc. (Brazil)*	780	1,600,529
		13,101,562
Capital Markets — 2.4%
Goldman Sachs Group, Inc. (The)	2,084	1,031,809
Moody’s Corp.	6,142	2,914,932
		3,946,741
Consumer Staples Distribution & Retail — 7.6%
Costco Wholesale Corp.	11,480	10,177,249
Walmart, Inc.	31,440	2,538,780
		12,716,029
Electrical Equipment — 0.8%
Eaton Corp. PLC	4,113	1,363,213
Entertainment — 1.4%
Walt Disney Co. (The)	24,251	2,332,704
Financial Services — 8.0%
Mastercard, Inc. (Class A Stock)	13,978	6,902,336
Visa, Inc. (Class A Stock)	23,347	6,419,258
		13,321,594
Ground Transportation — 1.9%
Uber Technologies, Inc.*	43,018	3,233,233
Health Care Equipment & Supplies — 2.0%
Intuitive Surgical, Inc.*	6,929	3,404,010
Hotels, Restaurants & Leisure — 2.1%
Airbnb, Inc. (Class A Stock)*	13,035	1,652,968
Marriott International, Inc. (Class A Stock)	7,048	1,752,133
		3,405,101
Insurance — 1.1%
Progressive Corp. (The)	7,435	1,886,706
Interactive Media & Services — 11.0%
Alphabet, Inc. (Class A Stock)	21,268	3,527,298
Alphabet, Inc. (Class C Stock)	33,206	5,551,711
Meta Platforms, Inc. (Class A Stock)	15,955	9,133,280
		18,212,289
IT Services — 1.4%
MongoDB, Inc.*	5,246	1,418,256
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Snowflake, Inc. (Class A Stock)*	7,951	$913,252
		2,331,508
Pharmaceuticals — 8.4%
Eli Lilly & Co.	10,655	9,439,691
Novo Nordisk A/S (Denmark), ADR	37,786	4,499,179
		13,938,870
Semiconductors & Semiconductor Equipment — 13.3%
Advanced Micro Devices, Inc.*	18,999	3,117,356
ASML Holding NV (Netherlands)	583	485,784
Broadcom, Inc.	25,794	4,449,465
Lam Research Corp.	3,672	2,996,646
NVIDIA Corp.	90,516	10,992,263
		22,041,514
Software — 15.9%
Adobe, Inc.*	14,235	7,370,598
Cadence Design Systems, Inc.*	12,122	3,285,426
Datadog, Inc. (Class A Stock)*	3,808	438,149
Microsoft Corp.	29,558	12,718,807
Salesforce, Inc.	9,379	2,567,126
		26,380,106
Specialty Retail — 3.0%
Home Depot, Inc. (The)	8,137	3,297,112
TJX Cos., Inc. (The)	14,418	1,694,692
		4,991,804
Technology Hardware, Storage & Peripherals — 5.1%
Apple, Inc.	36,712	8,553,896

Total Long-Term Investments (cost $55,355,092)		163,992,699
Short-Term Investment — 1.4%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $2,410,046)(wb)	2,410,046	2,410,046

TOTAL INVESTMENTS—100.0% (cost $57,765,138)		166,402,745

Liabilities in excess of other assets — (0.0)%		(59,991)

Net Assets — 100.0%		$166,342,754

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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